Goodwill and intangibles assets Goodwill and intangibles (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Disclosure of components of intangible assets and goodwill

	At
	30 Jun	31 Dec
	2023	2022
	£m	£m
Other intangible assets[1]	118	91
Intangible assets	118	91
1    Included within the group's other intangible assets is internally generated software with a net carrying value of £115m (2022: £87m). During the year, capitalisation of internally generated software was £37m (2022: £47m), amortisation and impairment of other intangible assets totalled £(10)m for the group (2022: £21m).